Note 16 - Related Party Transactions - Transaction with Key Management Personnel (Details) - CAD ($)		12 Months Ended
		Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Share-based compensation		$ 1,267,154	$ 822,871
Total		1,764,893	1,543,450
Management Personnel [member]
Statement Line Items [Line Items]
Management, Director and Officer Fees	[1]	177,630	249,945
Director and Officer [member]
Statement Line Items [Line Items]
Management, Director and Officer Fees	[1]	$ 320,109	$ 470,634

[1]	Total directors' fees, salaries and benefits of $1,190,218 (2019: $1,371,066) disclosed in the consolidated statement of comprehensive loss for the year ended November 30, 2020, includes $180,069 and $69,876 (2019: $165,000 and $38,880) paid to the Company's Chief Executive Officer and Chief Financial Officer, respectively, and $470,634 (2019: $567,269) in fees paid to the Company's President, Chief Development Officer and directors, and $469,639 (2019: $599,917) paid for employees' salaries and benefits.